Statement of compliance - Reconciliation of lease liabilities (Details) - ZAR (R) R in Millions		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of initial application of standards or interpretations
Lease liabilities		R 17,719	R 7,770	R 7,624
Non-current lease liabilities	[1]	15,825	7,445
Current lease liabilities		R 1,894	325
IFRS 16 Impact
Disclosure of initial application of standards or interpretations
Operating lease commitments disclosed as at 30 June 2019			24,081
Short-term leases not recognised as a liability			(144)
Low-value leases not recognised as a liability			(18)
Discounting effect on operating lease commitments			(11,835)
Discounted operating lease commitments			12,084
Finance lease liabilities			7,770
Contracts reassessed as not being lease contracts			(3,850)
Adjustments as a result of different treatment of extension and termination options			1,408
Other			(305)
Lease liabilities			9,337
Non-current lease liabilities			7,933
After application of IFRS 16
Disclosure of initial application of standards or interpretations
Lease liabilities			17,107
Non-current lease liabilities			15,378
Current lease liabilities			R 1,729

[1]	2019 includes finance leases under IAS 17.